Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2021	2022
	(in thousands)
Computer and software	$1,603	$2,637
Furniture and office equipment	429	1,382
Leasehold improvements	2,271	8,883

Property and equipment, gross	4,303	12,902
Less: accumulated depreciation and amortization	(1,034)	(2,619)

Property and equipment, net	$3,269	$10,283